Pension and Other Postretirement Benefits (Tables)	3 Months Ended
Mar. 31, 2018
Retirement Benefits [Abstract]
Summary of Net Periodic Pension and Other Postemployment Benefit Costs
The components of net periodic pension cost were as follows (dollars in millions):

	Three months ended March 31,
	2018	2017
Service cost	$2.7	$4.0
Interest cost (1)	6.3	6.3
Expected return on plan assets (1)	(9.4)	(9.4)
Amortization of net loss (1)	7.8	5.7
Amortization of prior service credit (1)	(1.2)	(1.2)
Net periodic pension cost	$6.2	$5.4

(1) Included in Other - net on the Condensed Consolidated Statements of Operations
The components of net periodic cost of other postretirement benefits were as follows (dollars in millions):

	Three months ended March 31,
	2018	2017
Service cost	$—	$—
Interest cost (1)	0.1	0.2
Amortization of net loss (1)	0.2	0.2
Amortization of prior service credit (1)	(3.3)	(3.3)
Total other postretirement benefit cost	$(3.0)	$(2.9)

(1) Included in Other - net on the Condensed Consolidated Statements of Operations